Subsequent event (Detail Textuals) - Subsequent event - Private placement - One institutional investor - Securities purchase agreement	Nov. 01, 2018 USD ($) $ / shares shares
Subsequent Event [Line Items]
Amount of aggregate principal securities sold under private placement | $	$ 7,500,000
Number of investor warrant issued to purchase | shares	800,000
Investor warrants exercise price | $ / shares	$ 6.53
Term of note matures	17 months
Interest rate	10.00%
Net proceeds from the private placement | $	$ 6,800,000
Senior convertible note
Subsequent Event [Line Items]
Amount of aggregate principal securities sold under private placement | $	$ 7,500,000
Number of aggregate principal securities sold under private placement | shares	1,198,084
Sale of stock, price per share | $ / shares	$ 6.26
Placement agent warrants
Subsequent Event [Line Items]
Number of investor warrant issued to purchase | shares	119,808
Investor warrants exercise price | $ / shares	$ 7.183
Percentage of warrants issued to purchase note	10.00%
Term of placement agent warrants	4 years